Note 3 - Acquisitions and Reorganisation (Details) - Unaudited Pro Forma Information - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Nanjing [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	¥ 2,159,466	¥ 1,769,665
Pro forma loss from operations	30,612	16,561
Pro forma net loss	¥ 161,580	¥ 94,541
Pro forma net loss per share (in Yuan Renminbi per share)	¥ 0.16	¥ 0.09
Wenzhou [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	¥ 2,155,319	¥ 1,769,428
Pro forma loss from operations	30,840	17,531
Pro forma net loss	¥ 161,736	¥ 95,289
Pro forma net loss per share (in Yuan Renminbi per share)	¥ 0.16	¥ 0.10
Jiaxing [Member]
Note 3 - Acquisitions and Reorganisation (Details) - Unaudited Pro Forma Information [Line Items]
Pro forma net revenues	¥ 2,163,231	¥ 1,780,360
Pro forma loss from operations	31,355	16,348
Pro forma net loss	¥ 162,318	¥ 94,215
Pro forma net loss per share (in Yuan Renminbi per share)	¥ 0.16	¥ 0.09